Warrants (Details) - shares	1 Months Ended	9 Months Ended
	Dec. 28, 2023	Dec. 31, 2023	Jun. 30, 2019
Warrants [Line Items]
Warrants issued shares		11,500,000	350,000,000
Private warrants shares		39,057,679
Common Stock [Member]
Warrants [Line Items]
Converted shares	32,999,472
Business Combination [Member]
Warrants [Line Items]
Converted shares	3,502,040